Leases - Lessor: Lease Income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Lease income—net investment in leases
Interest income		¥ 73,379	¥ 69,718	¥ 72,663
Other		2,598	2,113	2,412
Lease income - operating leases	[1]	450,454	397,065	430,665
Total lease income		¥ 526,431	¥ 468,896	¥ 505,740

[1]	Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥30,154 million, ¥15,459 million and ¥17,912 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥20,918 million, ¥10,899 million and ¥22,236 million for fiscal 2020, 2021 and 2022, respectively.